PROPERTY, PLANT AND EQUIPMENT - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 15,325	$ 13,982
Additions to right-of-use assets	540	320
Depreciation, right-of-use assets	263	263
Assets subject to operating leases
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	4,553	2,796
Right-of-use assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	1,551	1,252
Vessels
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	2,858	3,111
Depreciation, right-of-use assets	12	16
Vessels | Infrastructure services | Altera Infrastructure L.P.
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss	282	245
Vessels | Assets subject to operating leases
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 2,437	$ 2,518